Organization and Principal Activities	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Organization

Globavend Holdings Limited (the “Company”) was incorporated under the laws of the Cayman Islands on May 22, 2023, which is a holding company with operations conducted by the operating subsidiary in Hong Kong.

On May 24, 2023, Globavend Associates Limited (“Globavend BVI”) was incorporated under the laws of the British Virgin Islands. Globavend BVI is a wholly owned subsidiary of the Company, which was incorporated for the purposes of acting as intermediary holding companies of the Company’s operating entity.

Globavend (HK) Limited (“Globavend HK”) was incorporated under the laws of Hong Kong and commenced its operations since June 2016. Globavend HK provides integrated cross-border logistics services and air freight forwarding services with business spans Hong Kong, Australia and New Zealand.

Globavend Warehouse Limited (“Globavend Warehouse”) was incorporated under the laws of Hong Kong in September 2024. Globavend Warehouse was inactive during the reporting period.

Zhiyi International Logistics (Shenzhen) Limited (“Zhiyi”) was incorporated under the laws of the PRC and commenced its operations since May 2025. Zhiyi provides integrated cross-border logistics services with business spans the PRC, Australia and New Zealand.

(b)	Principal activities

The Company and its subsidiaries engage in provision of integrated cross-border logistics services and air freight forwarding services with networks across Hong Kong, Australia and New Zealand. The Company conduct its operations through its subsidiary in Hong Kong (the “operating subsidiary”).

The operating subsidiary mainly provides air freight forwarding services and integrated cross-border logistics services, which is one-stop logistics services including the provision of supporting transportation for freight forwarding purpose, storage of consignment, labelling of consignments, other related logistic services for freight forwarding purpose, freight management services, and delivery at destination.

Generally, the Company’s services are divided into integrated cross-border logistics services and air freight forwarding services.

The followings are the consolidated entities:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Parent company
Globavend Holdings Limited	May, 2023	Cayman Islands	100%	Investment holding company
Wholly-owned subsidiaries
Globavend Associates Limited	May, 2023	British Virgin Islands	100%	Intermediate holding company
Globavend (HK) Limited	June, 2016	Hong Kong	100%	Provision of integrated cross-border logistics services and air freight forwarding services
Globavend Warehouse Limited	September, 2024	Hong Kong	100%	Dormant company
Zhiyi International Logistics (Shenzhen) Limited	May, 2025	The PRC	100%	Provision of integrated cross-border logistics services
Vault BRS LLC	November, 2025	United States	100%	Dormant company
Vault DAT Cayman	November, 2025	Cayman Islands	100%	Dormant company